Intellectual Property (Details) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 04, 2013	Sep. 30, 2017	Sep. 29, 2017	Dec. 17, 2013	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Intellectual Property (Textual)
Website and domain names purchase price							$ 17,845
Amortization expense							5,614
Written off in amount							12,231
Impairment loss		$ 818,472					818,472
Percentage of revenue		30.00%
Intellectual property, description		The properties will be depreciated over their estimated useful lives being 3 years.
Issued to vantage shares					10,000
Shares issued value					$ 50,000
Secured convertible debentures interest rate						80.00%
Conversion of features, description						The debentures had a one-year term and were convertible into common stock at conversion price equal to the lower of $400 or 80% of the previous day's closing price.
Term on secured convertible debentures						1 year
Capital contribution						$ 25,494
Dino Might asset balance					$ 1,979	$ 1,979	$ 1,979
Convertible Debentures [Member]
Intellectual Property (Textual)
Secured convertible debentures interest rate	10.00%			10.00%
Conversion of features, description						The debentures had a one-year term and were convertible into common stock at a conversion price equal to the lower of $400 or 80% of the previous day's closing price.
Convertible debenture issued	$ 50,000			$ 60,000
Term on secured convertible debentures	1 year			1 year
Convertible notes payable								$ 40,000
Repayment of note payable								$ 70,000
Series C Preferred Stock [Member]
Intellectual Property (Textual)
Issued to vantage shares		7,000	7,000
Shares issued value		$ 820,451	$ 820,451